Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure
The Compensation Committee's typical practice is to grant equity awards to our officers during the first quarter of each year. We do not engage in the practice of timing grants with the release of non-public information. In 2025, we granted performance-based stock units and time-vesting restricted stock described herein but we did not grant stock options.

Award Timing Method
The Compensation Committee's typical practice is to grant equity awards to our officers during the first quarter of each year. We do not engage in the practice of timing grants with the release of non-public information. In 2025, we granted performance-based stock units and time-vesting restricted stock described herein but we did not grant stock options.

Award Timing Predetermined	true
Award Timing MNPI Considered	true
Award Timing, How MNPI Considered	We do not engage in the practice of timing grants with the release of non-public information.
MNPI Disclosure Timed for Compensation Value	false